Other Financial Assets and Liabilities - Summary of Hedged items (Detail) - Derivatives [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	₩ 3,058,980	₩ 2,970,459
Changes in fair value to calculate the ineffective portion of hedges	(193,198)	(185,544)
Cash flow hedge reserves	(5,458)		₩ 25,184
USD
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	2,675,885	2,401,943
Changes in fair value to calculate the ineffective portion of hedges	(170,010)	(177,120)
Cash flow hedge reserves	(13,947)		21,826
JPY
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	3,813	309,072
Changes in fair value to calculate the ineffective portion of hedges	308	7,199
Cash flow hedge reserves	116		269
SGD
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	267,843	249,108
Changes in fair value to calculate the ineffective portion of hedges	(18,720)	(15,570)
Cash flow hedge reserves	3,406		3,071
EUR
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	10,404	10,336
Changes in fair value to calculate the ineffective portion of hedges	(121)	(53)
Cash flow hedge reserves	582		₩ 18
KRW
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	101,035	0
Changes in fair value to calculate the ineffective portion of hedges	(4,655)	0
Cash flow hedge reserves	₩ 4,385	₩ 0